Standards Issued But Not Yet effective	12 Months Ended
Dec. 31, 2021
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Standards issued but not yet effective

28. Standards issued but not yet effective
The new and amended standards that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective.

Amendments to IFRS 3	Reference to the Conceptual Framework 1
Amendments to IFRS 10 and IAS 28 (2011)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture 3
IFRS 17	Insurance Contracts 2
Amendments to IFRS 17	Insurance Contracts 2,4
Amendment to IFRS 17	Initial Application of IFRS 17 and IFRS 9 – Comparative Information 2
Amendments to IAS 1	Classification of Liabilities as Current or Non-current 2
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies 2
Amendments to IAS 8	Definition of Accounting Estimates 2
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction 2
Amendments to IAS 16	Property, Plant and Equipment: Proceeds before Intended Use 1
Amendments to IAS 37	Onerous Contracts - Cost of Fulfilling a Contract 1
Annual Improvements to IFRSs 2018-2020	Amendments to IFRS 1, IFRS 9, Illustrative Examples accompanying IFRS 16, and IAS 41 1

1.	Effective for annual periods beginning on or after 1 January 2022
2.	Effective for annual periods beginning on or after 1 January 2023
3.	No mandatory effective date yet determined but available for adoption
4.
As a consequence of the amendments to IFRS 17 issued in October 2020, the effective date of IFRS 17 was deferred to 1 January 2023, and IFRS 4 was amended to extend the temporary exemption that permits insurers to apply IAS 39 rather than IFRS 9 for annual periods beginning before 1 January 2023.

The adoption of the above new and amended standards and interpretations are not expected to have a material impact on the Group’s financial statements.